CONDENSED FINANCIAL INFORMATION - PARENT COMPANY ONLY (Tables)	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION - PARENT COMPANY ONLY [Abstract]
Schedule of Condensed Financial Statements
Condensed financial information for TF Financial Corporation (parent company only) follows:

BALANCE SHEETS

	At December 31,
	2013	2012
	(in thousands)
ASSETS
Cash	$2,220	$2,031
Investment in 3rd Fed	89,501	78,032
Investment in Penns Trail Development	1,065	1,077
Notes receivable ESOP	1,161	1,208
Other assets	964	723
Total assets	$94,911	$83,071

LIABILITIES AND STOCKHOLDERS’ EQUITY
Total liabilities	$36	$126
Stockholders’ equity	94,875	82,945
Total liabilities and stockholders’ equity	$94,911	$83,071

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended December 31,
	2013	2012
	(in thousands)
INCOME
Equity in earnings of subsidiaries	$7,929	$5,963
Interest and dividend income	18	22
Total income	7,947	5,985
EXPENSES
Other	1,372	602
Total expenses	1,372	602
NET INCOME	6,575	5,383
Total other comprehensive income (loss) (1)	(2,148)	224
Total comprehensive income	$4,427	$5,607

(1)	See Consolidated Statements of Comprehensive Income for other comprehensive income detail.

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2013	2012
	(in thousands)
Cash flows from operating activities
Net income	$6,575	$5,383
Adjustments to reconcile net income to net cash used in operating activities
Stock compensation plans	457	176
Equity in earnings of subsidiaries	(7,929)	(5,963)
Net change in assets and liabilities	(180)	(16)
Net cash used in operating activities	(1,077)	(420)

Cash flows from investing activities
Capital distribution from subsidiaries	7,800	1,600
Acquisition net of cash acquired	(5,568)	—
Net cash provided by investing activities	2,232	1,600

Cash flows from financing activities
Common stock dividends paid	(884)	(543)
Treasury stock acquired	(274)	—
Exercise of stock options	216	7
Deferred tax adjustment arising from stock compensation	(24)	(27)
Net cash used in financing activities	(966)	(563)
NET INCREASE IN CASH	189	617
Cash at beginning of year	2,031	1,414
Cash at end of year	$2,220	$2,031